SIGNIFICANT TRANSACTIONS - Acquisition of additional interest in 2Day Telecom LLP and KazEuroMobile LLP (Details) $ in Millions	Sep. 30, 2016 USD ($)
2 Day Telecom LLP
Acquisition of additional interest
Percentage of interests acquired	16.00%
Proportion of ownership interest in associate	75.00%
Cash consideration	$ 7
Decrease in equity attributable to owners of parent	$ 9
KazEuroMobile LLP
Acquisition of additional interest
Percentage of interests acquired	24.00%
Proportion of ownership interest in associate	75.00%
Decrease in equity attributable to owners of parent	$ 1